UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):    [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           KOM Capital Management, LLC
                Knoll Capital Management, L.P.
Address:        200 Park Avenue
                Suite 3900
                New York, New York 10166

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Patrick G. O'Neill
Title:   Chief Operating Officer
Phone:   (212) 808-7474

Signature, Place, and Date of Signing:

/s/  Patrick G. O'Neill, New York, New York, November 14, 2005

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0


Form 13F Information Table Entry Total:  27 Data Records


Form 13F Information Table Value Total:  $224,498,439


List of Other Included Managers:  NONE

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        Column 1             Column 2     Column 3   Column         Column 5        Column 6   Column 7         Column 8
                                                        4
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     NAME OF ISSUER          TITLE OF      CUSIP      VALUE   SHRS OR   SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
                               CLASS                 (x$1000) PRN AMT   PRN  CALL  DISCRETION  MANAGERS
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                           SOLE    SHARED  NONE
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
Acacia Research Corp.           COM       003881307      879    143,200  SH           SOLE                 143,200
--------------------------------------------------------------------------------------------------------------------------------
Alfacell Corp.                  COM       015404106    4,307  2,266,480  SH           SOLE               2,266,480
--------------------------------------------------------------------------------------------------------------------------------
American Pharmaceuticals        COM       02886P109   43,219    946,524  SH           SOLE                 946,524
Ptn
--------------------------------------------------------------------------------------------------------------------------------
Ampex Corp.                     COM       032092306    9,177    308,600  SH           SOLE                 308,600
--------------------------------------------------------------------------------------------------------------------------------
ATP Oil and Gas Corp            COM       00208J108   46,982  1,397,850  SH           SOLE               1,397,850
--------------------------------------------------------------------------------------------------------------------------------
Bioveris Corp.                  COM       090676107    5,575    957,500  SH           SOLE                 957,500
--------------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp.         COM       101137107    6,322    270,500  SH           SOLE                 270,500
--------------------------------------------------------------------------------------------------------------------------------
Cameco Corp.                    COM       13321L108    2,677     50,000  SH           SOLE                  50,000
--------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.         COM       165167107   11,566    302,400  SH           SOLE                 302,400
--------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.        CALL       165167907    3,660      2,000        CALL   SOLE                   2,000
--------------------------------------------------------------------------------------------------------------------------------
Discovery Laboratories          COM       254668106    3,350    519,457  SH           SOLE                 519,457
Inc. N
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Flamel Technologies SA     SPONSORED ADR  338488109   32,109  1,717,078  SH           SOLE               1,717,078
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Flamel Technologies SA         CALL       338488909      280        744        CALL   SOLE                     744
--------------------------------------------------------------------------------------------------------------------------------
Gammon Lakes Resources          COM       364915108      384     47,150  SH           SOLE                  47,150
Inc.
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Goldcorp Inc. New               COM       380956409    3,068    153,100  SH           SOLE                 153,100
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Goldcorp Inc. New              CALL       380956909       74        285        CALL   SOLE                     285
--------------------------------------------------------------------------------------------------------------------------------
Hecla Mining Co.                COM       422704106    5,151  1,176,100  SH           SOLE               1,176,100
--------------------------------------------------------------------------------------------------------------------------------
Hythiam Inc                     COM       44919F104   10,960  1,655,600  SH           SOLE               1,655,600
--------------------------------------------------------------------------------------------------------------------------------
International                   COM       459412102    2,383    401,200  SH           SOLE                 401,200
Displayworks
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Ionatron Inc.                   COM       462070103    2,895    287,200  SH           SOLE                 287,200
--------------------------------------------------------------------------------------------------------------------------------
Newmont Mining Corp.            COM       651639106   15,818    335,325  SH           SOLE                 335,325
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Newmont Mining Corp.           CALL       651639906    2,940      3,000        CALL   SOLE                   3,000
--------------------------------------------------------------------------------------------------------------------------------
Occulogix Inc.                  COM       67461T107    2,876    500,000  SH           SOLE                 500,000
--------------------------------------------------------------------------------------------------------------------------------
Parallel Pete Corp. Del         COM       699157103    3,360    240,000  SH           SOLE                 240,000
--------------------------------------------------------------------------------------------------------------------------------
Radiologix Inc.                 COM       75040K109      294     80,450  SH           SOLE                  80,450
--------------------------------------------------------------------------------------------------------------------------------
Syntroleum Corp.                COM       871630109    3,372    231,600  SH           SOLE                 231,600
--------------------------------------------------------------------------------------------------------------------------------
US Energy Corp. WYO             COM       911805109      824    187,283  SH           SOLE                 187,283
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